SHARE-BASED COMPENSATION Non-vested award activity disclosure (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2011 Y	Oct. 31, 2010	Oct. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning (in shares)	3,284
Granted (in shares)	1,594
Vested (in shares)	(1,322)
Forfeited (in shares)	(78)
FY2008 LTPP Incremental Issuance (in shares)	126
Outstanding ending (in shares)	3,604	3,284
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value, period beginning (in dollars per share)	$ 29
Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 37
Vested in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 33
Foreited in Period, Weighted Average Grant Date Fair value (in dollars per share)	$ 33
FY2008 LTPP Incremental Issuance in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 35
Weighted Average Grant Date Fair Value, period end (in dollars per share)	$ 31
Unrecognized share-based compensation costs for non-vested restricted stock awards, net of expected forfeitures	$ 50
Weighted-average period non-vested restricted stock awards are expected to be amortized over (in years)	2.5
Total fair value of restricted stock awards vested	$ 43	$ 35	$ 25